Income tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax

Note 18 - Income tax:

BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands (“BVI”), is not subject to any form of taxation and therefore there is no tax rate to be applied, and this will continue to be in the foreseeable future. The BVI laws specifically provide that a BVI business entity such as BBB Foods Inc. is exempt from any income, capital gains, estate or other tax in the British Virgin Islands.

The statutory rate of income tax in Mexico applicable to the Company’s Mexican Subsidiaries is 30%. The tax result differs from the accounting result mainly, for those items that are accumulated and deducted differently for accounting and tax purposes, for the recognition of the effects of inflation for tax purposes, as well as for those items that only affect the accounting or tax result.

The Pillar Two rules issued have not been enacted in the British Virgin Islands, which is where the Company is incorporated, nor Mexico, which is where the Company has most of its operations; however, Pillar Two legislation was enacted in the United Kingdom, the jurisdiction in which the Scottish entities are organized, and came into effect starting January 1, 2024. Aside from the potential disclosures or informative returns that may be required by each jurisdiction, considering Tiendas Tres B, S.A. de C.V., has an effective tax rate that exceeds 15%, no additional corporate tax was recognized in the years presented in the financial statements in connection with the Mexican source of revenue. Even if Pillar Two legislation, or similar legislation is passed by either the British Virgin Islands or Mexico, no additional tax is expected to be recognized.

18.1.
The income tax expense is shown below:

	December 31, 2024		December 31, 2023		December 31, 2022
Current income tax	Ps.	(463,648)	Ps.	(309,989)	Ps.	(287,309)
Deferred income tax	Ps.	80,524	Ps.	104,741	Ps.	85,946
Total	Ps.	(383,124)	Ps.	(205,248)	Ps.	(201,363)

18.2.
The main temporary differences on which the deferred income tax was recognized are shown below:

	December 31, 2024		December 31, 2023		December 31, 2022
Advanced payments	Ps.	(86,528)	Ps.	(56,059)	Ps.	(47,638)
Property, furniture, equipment, and leasehold improvements		(95,785)		(23,667)		(43,510)
Lease liabilities		8,177,202		6,255,817		5,253,632
Right-of-use assets		(7,028,346)		(5,520,596)		(4,696,459)
Provisions and accrued expenses		770,420		754,026		598,685
Inventories		(122,547)		(63,517)		(67,842)
	Ps.	1,614,416	Ps.	1,346,004	Ps.	996,868
Applicable income tax rate		30%		30%		30%
Deferred income tax asset	Ps.	484,325	Ps.	403,801	Ps.	299,060

18.3.
The movement in deferred income tax assets and liabilities during the year, without taking into account the compensation of balances under the same tax jurisdiction, is shown below:

	January 1, 2022		Effects in the results of the year		December 31, 2022		Effects in the results of the year		December 31, 2023		Effects in the results of the year		December 31, 2024
Assets for deferred taxes
Lease liabilities	Ps.	1,030,629	Ps.	545,460	Ps.	1,576,089	Ps.	300,655	Ps.	1,876,744	Ps.	576,416	Ps.	2,453,160
Provisions and accrued expenses		131,237		48,368		179,605		46,603		226,208		4,918		231,126
Total assets for deferred tax	Ps.	1,161,866	Ps.	593,828	Ps.	1,755,694	Ps.	347,258	Ps.	2,102,952	Ps.	581,334	Ps.	2,684,286
Liabilities for deferred taxes
Inventories		11,613		8,741		20,354		(1,298)		19,056		17,708		36,764
Advanced payments		7,684		6,607		14,291		2,526		16,817		9,141		25,958
Property, furniture, equipment, and leasehold improvements		15,066		(2,014)		13,052		(5,952)		7,100		21,635		28,735
Right-of-use assets		914,389		494,548		1,408,937		247,241		1,656,178		452,326		2,108,504
Total liabilities for deferred tax	Ps.	948,752	Ps.	507,882	Ps.	1,456,634	Ps.	242,517	Ps.	1,699,151	Ps.	500,810	Ps.	2,199,961
Total asset – Net	Ps.	213,114	Ps.	85,946	Ps.	299,060	Ps.	104,741	Ps.	403,801	Ps.	80,524	Ps.	484,325

18.4.
The reconciliation between the current and effective income tax rates is shown below:

	December 31, 2024		December 31, 2023		December 31, 2022
Profit (loss) before income tax	Ps.	717,546	Ps.	(100,905)	Ps.	(363,747)
Current income tax rate		30%		30%		30%
Income tax at statutory rate	Ps.	(215,264)	Ps.	30,272	Ps.	109,124
Plus (less) effects of income tax on the following items:
Share-based payments		(156,943)		(115,370)		(91,137)
Annual adjustment for inflation		(104,890)		(90,219)		(105,615)
Unrecognized tax earnings (losses) in no taxable entities		104,735		(20,955)		(106,071)
Non-deductible expenses		(110,469)		(83,703)		(64,766)
Effect of inflation on property, furniture, equipment, and leasehold improvements		61,602		48,049		46,219
Restatement of tax losses		(6)		(92)		(40)
Non-cumulative income		40,790		21,253		6,655
Others		(2,679)		5,517		4,268
Income tax expense	Ps.	(383,124)	Ps.	(205,248)	Ps.	(201,363)
Effective income tax rate		53.4%		(203.4)%		(55.4)%

Deferred income tax assets are recognized for tax loss carryforwards to the extent that the receipt of a tax benefit through future taxable income is probable. The Company did not recognize tax losses for an amount of Ps.1,871, Ps.1,961 and Ps.1,568 as of December 31, 2024, 2023 and 2022, since the recovery of such amounts was uncertain.

The temporary differences associated with investments in the Group subsidiaries generate a zero deferred tax, since BBB Foods Inc. is not a taxable entity as described above. The Company determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future.